Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of operating segment data
B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2024

Sales to external parties	1,220	1,462	2,049	1,932	178	-	6,841
Inter-segment sales	19	194	166	18	3	(400)	-
Total sales	1,239	1,656	2,215	1,950	181	(400)	6,841

Cost of sales	821	1,006	1,515	1,426	175	(358)	4,585
Segment operating income (loss)	224	250	358	128	(22)	(65)	873
Other expenses not allocated to the segments							(98)
Operating income							775

Financing expenses, net							(140)
Share in earnings of equity-accounted investees							1
Income before income taxes							636

Depreciation, amortization and impairment	57	242	191	74	15	31	610
Capital expenditures	94	332	340	98	8	30	902
Capital expenditures as part of business combination	-	-	-	92	-	-	92

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2023

Sales to external parties	1,206	1,973	2,141	2,047	169	-	7,536
Inter-segment sales	21	209	209	26	3	(468)	-
Total sales	1,227	2,182	2,350	2,073	172	(468)	7,536

Cost of sales	815	1,011	1,658	1,641	178	(438)	4,865
Segment operating income (loss)	220	668	350	51	(34)	(37)	1,218
Other expenses not allocated to the segments							(77)
Operating income							1,141

Financing expenses, net							(168)
Share in earnings of equity-accounted investees							1
Income before income taxes							974

Depreciation and amortization	57	175	207	68	17	12	536

Capital expenditures	91	384	270	92	13	23	873

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2022

Sales to external parties	1,737	3,031	2,676	2,376	195	-	10,015
Inter-segment sales	29	282	255	46	3	(615)	-
Total sales	1,766	3,313	2,931	2,422	198	(615)	10,015

Cost of sales	890	1,020	1,795	1,648	191	(561)	4,983
Segment operating income (loss)	628	1,822	785	378	(17)	(87)	3,509
Other income not allocated to the segments							7
Operating income							3,516

Financing expenses, net							(113)
Share in earnings of equity-accounted investees							1
Income before income taxes							3,404

Depreciation and amortization	61	166	179	70	13	9	498

Capital expenditures	90	346	254	101	14	17	822

Schedule of sales by geographical location of the customers
The following table presents the distribution of ICL's sales by geographical location of the customer:

2024		2023		2022
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Brazil	1,228	18	1,530	20	2,200	22
USA	1,176	17	1,262	17	1,457	15
China	1,068	16	1,059	14	1,495	15
United Kingdom	317	5	428	6	448	4
Germany	315	5	340	5	417	4
Spain	301	4	348	5	365	4
Israel	285	4	274	4	344	3
France	256	4	254	3	305	3
India	197	3	196	3	505	5
Netherlands	149	2	171	2	264	3
All other	1,549	22	1,674	21	2,215	22
Total	6,841	100	7,536	100	10,015	100

Schedule of sales by geographical location of the customer by operating segments
The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2024
Europe	391	478	542	731	128	(147)	2,123
Asia	438	352	613	249	31	(19)	1,664
South America	21	402	307	627	-	(4)	1,353
North America	329	202	567	170	3	(4)	1,267
Rest of the world	60	222	186	173	19	(226)	434
Total	1,239	1,656	2,215	1,950	181	(400)	6,841

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2023
Europe	432	624	613	746	126	(209)	2,332
Asia	361	539	587	257	30	(30)	1,744
South America	25	524	368	753	-	(5)	1,665
North America	349	260	614	138	2	(12)	1,351
Rest of the world	60	235	168	179	14	(212)	444
Total	1,227	2,182	2,350	2,073	172	(468)	7,536

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2022
Europe	574	698	755	880	144	(242)	2,809
Asia	664	1,008	781	286	36	(32)	2,743
South America	40	938	496	849	-	(8)	2,315
North America	401	365	654	166	1	(10)	1,577
Rest of the world	87	304	245	241	17	(323)	571
Total	1,766	3,313	2,931	2,422	198	(615)	10,015

Schedule of sales by geographical location of the assets
The following table presents the distribution of the Company’s sales by geographical location of the main facilities from which they were produced.

For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Israel	3,118	3,595	5,611
Europe	2,368	2,610	3,361
South America	1,213	1,482	1,994
North America	1,000	999	1,038
Asia	802	788	1,123
Other	55	52	61
	8,556	9,526	13,188
Intercompany sales	(1,715)	(1,990)	(3,173)
Total	6,841	7,536	10,015

Schedule of operating income (loss) by geographical location of the assets
The following table presents operating income by geographical location of the assets from which it was produced:

For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Israel	516	857	2,668
Asia	185	130	221
South America	115	112	184
Europe	(11)	74	445
North America	(5)	45	131
Other	7	4	5
Intercompany eliminations	(32)	(81)	(138)
Total	775	1,141	3,516

Schedule of non-current assets by geographical location of the assets
The following table present the non-current assets by geographical location of the assets (*)

As of December 31
2024	2023
$ millions	$ millions

Israel	4,637	4,454
Europe	1,518	1,581
North America	450	369
Asia	435	441
South America	389	456
Other	5	5
Total	7,434	7,306

(*) Mainly consist of property, plant and equipment, intangible assets and non-current inventories.